Parent company (Details 3) - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities of continuing operations
Net cash provided by/(used in) operating activities		SFr 13,820	SFr 36,938	SFr (6,031)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		885	(7)	(519)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		38,854	(8,895)	19,289
Purchase of investment securities		(1,230)	(630)	(402)
Maturities of investment securities		229	184	184
Investments in subsidiaries and other investments		(286)	(2,049)	(210)
Proceeds from sale of other investments		510	616	678
(Increase)/decrease in loans		14,634	(3,710)	(8,029)
Proceeds from sale of loans		2,754	5,371	3,860
Capital expenditures for premises and equipment and other intangible assets		(1,438)	(1,419)	(1,188)
Proceeds from sale of premises and equipment and other intangible assets		0	3	45
Other, net		586	454	113
Net cash provided by/(used in) investing activities		55,542	(10,082)	14,450
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		(166,585)	1,217	24,618
Increase/(decrease) in short-term borrowings		(7,587)	(337)	(5,246)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		(7,487)	(2,996)	(1,534)
Issuances of long-term debt		64,153	56,552	58,009
Repayments of long-term debt		(49,644)	(52,965)	(42,768)
Proceeds from issuance		3,924	0	0
Net sale and repurchase of treasury shares		(229)	(1,057)	(889)
Dividends paid/capital repayments		(280)	(257)	(716)
Other, net		(148)	(204)	7
Net cash provided by/(used in) financing activities		(163,883)	(47)	31,481
Effect of exchange rate changes on cash and due from banks
Effect of Exchange Rate on Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents		(1,819)	(1,103)	(2,667)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		(96,340)	25,706	37,233
Cash and due from banks at beginning of period	[1]	164,818	139,112	101,879
Cash and due from banks at end of period	[1]	68,478	164,818	139,112
Parent Company [Member]
Operating activities of continuing operations
Net cash provided by/(used in) operating activities		(166)	(286)	(10)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		3,693	(5,772)	1
Purchase of investment securities		(16,101)	(2,995)	(12,644)
Maturities of investment securities		4,926	56	0
Investments in subsidiaries and other investments		(4,059)	(1,121)	0
Proceeds from sale of other investments		0	9	0
Capital expenditures for premises and equipment and other intangible assets		(6)	0	0
Net cash provided by/(used in) investing activities		(11,547)	(9,823)	(12,643)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		(225)	301	155
Increase/(decrease) in short-term borrowings		(4,700)	0	0
Issuances of long-term debt		17,719	8,730	13,644
Repayments of long-term debt		(4,926)	(56)	0
Proceeds from issuance		3,914	1,661	0
Net sale and repurchase of treasury shares		212	(473)	(462)
Dividends paid/capital repayments		(280)	(257)	(716)
Other, net		20	(1)	60
Net cash provided by/(used in) financing activities		11,734	9,905	12,681
Effect of exchange rate changes on cash and due from banks
Effect of Exchange Rate on Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents		58	70	(28)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		79	(134)	0
Cash and due from banks at beginning of period		143	277	277
Cash and due from banks at end of period		222	143	SFr 277
Subsidiaries [Member]
Net increase/(decrease) in cash and due from banks
Cash and due from banks at beginning of period		143
Cash and due from banks at end of period		SFr 222	SFr 143

[1]	Includes restricted cash.